INTANGIBLE ASSETS - (Disclosure of continuity of intangible assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 3,541,608
Ending balance	3,133,808	$ 3,541,608
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,664,000	0
Additions		3,664,000
Ending balance	3,664,000	3,664,000
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(122,392)	0
Amortization	(407,800)	(122,392)
Ending balance	(530,192)	(122,392)
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,155,208
Additions		3,250,000
Ending balance	2,830,208	3,155,208
Trademarks [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,250,000	0
Additions		3,250,000
Ending balance	3,250,000	3,250,000
Trademarks [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(94,792)	0
Amortization	(325,000)	(94,792)
Ending balance	(419,792)	(94,792)
Patient Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	386,400
Additions		414,000
Ending balance	303,600	386,400
Patient Relationship [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	414,000	0
Additions		414,000
Ending balance	414,000	414,000
Patient Relationship [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(27,600)	0
Amortization	(82,800)	(27,600)
Ending balance	$ (110,400)	$ (27,600)